Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (7,429,581)	$ (53,190,023)	$ 8,679,571
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	632,319	2,114,469	1,697,465
Amortization	54,678	103,417	55,186
Deferred tax benefit	225,581	92,181	(328,761)
Change in fair value of warrant liabilities	(62,905)	(409,775)
Stock based compensation expenses	162,363	534,237
Allowance for doubtful accounts	1,995,887	4,067,144
Reserve for prepayments		2,860,642
Impairment loss on fixed assets & CIP	1,914,100	50,357,301
Impairment loss on intangible assets		2,328,014
Change in operating assets and liabilities
Accounts receivable	(1,350,912)	(1,124,425)	(4,089,754)
Restricted cash		(500,000)
Deposits and other receivables	(184,053)	(397,719)	(330,309)
Inventories	147,658	(30,984)	60,562
Advances to suppliers	43,984	(212,367)	52,659
Prepaid expense	24,378	209,698	(300,630)
Accounts payable, trade	623,805	127,937	(107,346)
Other payables and accrued liabilities	2,984,195	3,185,235	1,239,321
Customer deposits	1,919,003	2,656,337	(403,490)
Taxes payable	(150,665)	504,555	(23,631)
Net cash provided by operating activities	1,549,836	13,275,874	6,200,843
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for equipment and construction in progress	(1,923,083)	(20,375,923)	(514,924)
Proceeds from disposal of equipment		20,469
Prepayments for construction-in-progress	(5,871)	(16,244,390)	(1,500,468)
Repayments from related parties			26,674
Payment for land use rights		(591)	(9,774)
Net cash (used in) investing activities	(1,928,954)	(36,600,435)	(1,998,492)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans - bank		4,197,115	4,479,750
Payments of short-term loan - bank	(17,478)	(5,907,051)	(4,316,850)
Proceeds from (payments to) related parties	(433,168)	1,416,849	(6,522,453)
Principal payments on capital lease obligations		(593,043)	(1,234,043)
Proceeds from issuance of IPO shares, net		11,510,157
Net cash provided by (used in) financing activities	(450,646)	10,624,027	(7,593,596)
EFFECT OF EXCHANGE RATE ON CASH	(90,868)	(1,035,225)	128,774
CHANGES IN CASH AND CASH EQUIVALENTS	(920,632)	(13,735,759)	(3,262,471)
CASH AND CASH EQUIVALENTS, beginning of year	2,734,540	16,470,299	19,732,770
CASH AND CASH EQUIVALENTS, end of year	1,813,908	2,734,540	16,470,299
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	547,059	2,596,981	3,195,373
Cash paid for interest		196,120	1,066,738
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reclassification of construction-in-progress from prepayments-construction		675,425	3,266,054
Additions to fixed assets and construction-in-progress through other payables		853,445	2,333,976
Acquisition of machinery, equipment and intangible asset by capital leases		294,506	4,281,859
Repayments from related parties offset with other payable-related parties			912,240
Reclassification of intangible assets from prepayment-land use rights			379,434
Conversion of shareholders' debt to 1,593,538 ordinary shares		9,959,613
Issuance of ordinary shares for deferred compensation	37,500	75,068
Valuation of 112,500 warrants allocated to warrant liabilities from additional paid-in capital		475,380
Reclassification of payables for litigations from other payables - related parties		177,903
Other receivable-related parties offset with other payable-related parties	$ (463,749)	$ 229,878